Schedule of Research and Development Assets Acquired Other than Through Business Combination (Details) (USD $)	12 Months Ended
Nov. 30, 2013
Research And Development Expenses Schedule Of Research And Development Assets Acquired Other Than Through Business Combination 1	$ 395,710
Research And Development Expenses Schedule Of Research And Development Assets Acquired Other Than Through Business Combination 2	166,108
Research And Development Expenses Schedule Of Research And Development Assets Acquired Other Than Through Business Combination 3	475,877
Research And Development Expenses Schedule Of Research And Development Assets Acquired Other Than Through Business Combination 4	1,329,651
Research And Development Expenses Schedule Of Research And Development Assets Acquired Other Than Through Business Combination 5	378,826
Research And Development Expenses Schedule Of Research And Development Assets Acquired Other Than Through Business Combination 6	102,863
Research And Development Expenses Schedule Of Research And Development Assets Acquired Other Than Through Business Combination 7	101,801
Research And Development Expenses Schedule Of Research And Development Assets Acquired Other Than Through Business Combination 8	619,288
Research And Development Expenses Schedule Of Research And Development Assets Acquired Other Than Through Business Combination 9	100,242
Research And Development Expenses Schedule Of Research And Development Assets Acquired Other Than Through Business Combination 10	90,901
Research And Development Expenses Schedule Of Research And Development Assets Acquired Other Than Through Business Combination 11	1,452,456
Research And Development Expenses Schedule Of Research And Development Assets Acquired Other Than Through Business Combination 12	$ 2,308,811